UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288
                                   ---------

                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 3/31/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                                        MARCH 31, 2007
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                 [PHOTO OMITTED]

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER                       INCOME
--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                    FRANKLIN
          STRATEGIC MORTGAGE PORTFOLIO                Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

-------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
-------------------------------------------------------------------------------

[Graphic Appears Here]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Strategic Mortgage Portfolio .....................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................    8

Financial Highlights and
Statement of Investments ..................................................   10

Financial Statements ......................................................   17

Notes to Financial Statements .............................................   20

Shareholder Information ...................................................   28

--------------------------------------------------------------------------------

Semiannual Report

Franklin Strategic Mortgage Portfolio

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Strategic Mortgage Portfolio seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund normally focuses its investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of the Fund's investments may include securities issued by government-sponsored entities, such as Fannie Mae and Freddie Mac. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Strategic Mortgage Portfolio covers the period ended March 31, 2007.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Strategic Mortgage Portfolio
- Class A delivered a +2.88% cumulative total return. The Fund underperformed its benchmark, the Citigroup Mortgage Index, which returned +3.18% for the same period. 2 For comparison, the Lipper U.S. Mortgage Funds Classification Average returned +2.70%, and the Lehman Brothers (LB) U.S. Treasury Index,

1. Securities owned by the Fund but not shares of the Fund are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund's prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund's yield and share price are not guaranteed and will fluctuate with market conditions.

2. Source: Standard & Poor's Micropal. The Citigroup Mortgage Index is the mortgage component of the Citigroup U.S. Broad Investment-Grade Bond Index and comprises 30- and 15-year GNMA, FNMA and FHLMC securities and FNMA and FHLMC balloon mortgages. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


                                                           Semiannual Report | 3

PORTFOLIO BREAKDOWN
3/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Federal National Mortgage Association
(FNMA)                                                                     39.1%
--------------------------------------------------------------------------------
Asset-Backed Securities &
Commercial Mortgage-Backed
Securities                                                                 30.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
(FHLMC)                                                                    25.5%
--------------------------------------------------------------------------------
Government National Mortgage
Association (GNMA)                                                          2.3%
--------------------------------------------------------------------------------
Short-Term Investments                                                      2.7%
--------------------------------------------------------------------------------

a component of the LB U.S. Government Index, returned +2.18%. 3 You can find the Fund's long-term performance data in the Performance Summary on page 7.

ECONOMIC AND MARKET OVERVIEW

U.S. economic growth slowed somewhat over the six months ended March 31, 2007. Overall, several factors contributed to real growth. An improved labor market and higher personal incomes helped support consumer spending. Although a slowing housing market and moderating profit growth dampened economic expansion, consumer spending for services and durable goods, and state and local government spending, contributed to growth in the first quarter of 2007.

Oil prices were volatile and ended the period higher than where they started. Headline, or overall, inflation and core inflation, which excludes food and energy costs, experienced some upward pressure. March's headline Consumer Price Index (CPI) reported a 12-month rise of 2.8%, while core CPI increased 2.5%. 4

In its first meetings of 2007, the Federal Reserve Board (Fed) left short-term rates at 5.25%. However, the Fed changed its stance in its March 21 statement that communicates policy and appeared to drop its long-held tightening bias. The Fed indicated that core inflation was somewhat elevated and remained a key concern. Nevertheless, the markets continued to anticipate the Fed would lower the federal funds target rate, although the exact timing was still uncertain.

The 10-year Treasury note yield edged up from 4.64% at the beginning of the period to 4.65% on March 31, 2007. Typically, the intermediate portion of the yield curve generally reflects market expectations of the future direction of inflation. A relatively moderate inflation environment contributed to little overall change for the 10-year Treasury.

3. Sources: Lipper Inc.; Lehman Brothers Inc. The Lipper U.S. Mortgage Funds Classification Average is calculated by averaging the total return for all funds within the Lipper U.S. Mortgage Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper U.S. Mortgage Funds are defined as funds that invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. For the six-month period ended 3/31/07, the Lipper U.S. Mortgage Funds Classification Average consisted of 75 funds. Lipper calculations do not include sales charges or subsidization by a fund's manager. The Fund's performance relative to the average might have differed if these or other factors had been considered. The LB U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The Fund's investment return and share price fluctuate with market conditions. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4.    Source: Bureau of Labor Statistics.


4 | Semiannual Report

INVESTMENT STRATEGY

We invest at least 80% of the Fund's net assets in mortgage securities. Normally we focus on mortgage pass-through securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac. At least 65% of total assets are invested in securities rated AAA by Standard & Poor's Rating Group (S&P) or Fitch, or Aaa by Moody's Investors Service (Moody's), independent credit rating agencies. For the remaining 35% of portfolio securities, at least 20% will be rated at least BBB by S&P or Fitch, or Baa by Moody's, and up to 15% may be invested in securities rated below BBB by S&P or Fitch, or Baa by Moody's. If unrated, securities will be deemed of comparable quality by the Fund's manager. We analyze securities using research to help identify attractive investment opportunities.

MANAGER'S DISCUSSION

Our research shows that over the past 5-, 10- and 15-year time periods, mortgage-backed securities, agency debentures and mortgage-related asset-backed securities (ABS) have offered attractive risk-adjusted returns when compared with a variety of asset classes including U.S. Treasury securities, investment grade and high yield corporate bonds, and large- and small-capitalization stocks. These time periods include various credit, prepayment, economic and interest rate cycles. In general, the sectors in which the Fund invests have tended to outperform comparable maturity Treasury securities during rising interest rate environments because of their higher income and lower volatility.

During the reporting period, we sought opportunities across all mortgage-related products and sectors as we implemented our investment strategy. Mortgage-backed securities (MBS) range from very high credit quality products such as Ginnie Mae, Fannie Mae and Freddie Mac, to lower credit quality sectors such as private label MBS. We seek the highest return, while operating within a tight risk management framework.

Because we believe that income should continue to comprise the greatest portion of total returns in the MBS market, we favored 30-year collateral bonds over their 15-year counterparts during the reporting period. A major focus of the MBS market is prepayment risk. Rather than avoid this risk, we followed our strategy and actively analyzed the marketplace seeking to determine where prepayment risk may have offered value. We also applied our research models in an effort to identify attractive opportunities in specified MBS pools.

DIVIDEND DISTRIBUTIONS*
10/1/06-3/31/07

--------------------------------------------------------------------------------
 MONTH                                                        DIVIDEND PER SHARE
--------------------------------------------------------------------------------
 October                                                            4.2774 cents
--------------------------------------------------------------------------------
 November                                                           4.0719 cents
--------------------------------------------------------------------------------
 December                                                           3.7846 cents
--------------------------------------------------------------------------------
 January                                                            4.2729 cents
--------------------------------------------------------------------------------
 February                                                           3.9626 cents
--------------------------------------------------------------------------------
 March                                                              4.0147 cents
--------------------------------------------------------------------------------
 TOTAL                                                             24.3841 CENTS
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                           Semiannual Report | 5

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.

[PHOTO OMITTED]       /s/ Roger A. Bayston

                      Roger A. Bayston, CFA
                      Portfolio Manager
                      Franklin Strategic Mortgage Portfolio


THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

Performance Summary as of 3/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FSMIX)                                CHANGE   3/31/07  9/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.03    $9.62    $9.59
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-3/31/07)
--------------------------------------------------------------------------------
Dividend Income                    $0.243841
--------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURN INCLUDES THE MAXIMUM SALES CHARGE. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                              6-MONTH           1-YEAR   5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 2             +2.88%           +6.35%   +26.02%  +82.46%
--------------------------------------------------------------------------------
Average Annual Total Return 3         -1.53%           +1.85%    +3.84%   +5.74%
--------------------------------------------------------------------------------
   Distribution Rate 4                        4.86%
--------------------------------------------------------------------------------
   30-Day Standardized Yield 5                4.55%
--------------------------------------------------------------------------------
   Total Annual Operating Expenses 6          0.57%
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

THE FUND'S SHARE PRICE AND YIELD WILL BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. Distribution rate is based on the sum of distributions per share for the last 30 days of March and the maximum offering price of $10.05 on 3/31/07.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/07.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                           Semiannual Report | 7

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


8 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 10/1/06     VALUE 3/31/07    PERIOD* 10/1/06-3/31/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,028.80               $2.83
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,022.14               $2.82
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                           Semiannual Report | 9

Franklin Strategic Mortgage Portfolio

FINANCIAL HIGHLIGHTS

                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                  MARCH 31, 2007                      YEAR ENDED SEPTEMBER 30,
                                                    (UNAUDITED)       2006         2005         2004         2003         2002
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $    9.59      $    9.73    $    9.96    $   10.06    $   10.36    $   10.27
                                                 -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................         0.232          0.418        0.391        0.328        0.285        0.488

 Net realized and unrealized gains (losses) ...         0.042         (0.069)      (0.123)       0.112        0.048        0.280
                                                 -------------------------------------------------------------------------------
Total from investment operations ..............         0.274          0.349        0.268        0.440        0.333        0.768
                                                 -------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................        (0.244)        (0.489)      (0.498)      (0.540)      (0.542)      (0.596)

 Net realized gains ...........................            --             --           --           --       (0.091)      (0.082)
                                                 -------------------------------------------------------------------------------
Total distributions ...........................        (0.244)        (0.489)      (0.498)      (0.540)      (0.633)      (0.678)
                                                 -------------------------------------------------------------------------------
Redemption fees ...............................            -- e           -- e         -- e         -- e         --           --
                                                 -------------------------------------------------------------------------------
Net asset value, end of period ................     $    9.62      $    9.59    $    9.73    $    9.96    $   10.06    $   10.36
                                                 ===============================================================================

Total return c ................................          2.88%          3.73%        2.74%        4.41%        3.40%        7.79%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments
 by affiliates ................................          0.56% f        0.55%        0.55%        0.54%        0.52%        0.54%

Expenses net of waiver and payments
 by affiliates ................................          0.56% f,g      0.55% g      0.55% g      0.54% g      0.52%        0.25%

Net investment income .........................          4.91% f        4.48%        3.97%        3.29%        2.79%        4.78%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $ 278,579      $ 287,865    $ 367,759    $ 376,848    $ 421,827    $ 407,701

Portfolio turnover rate .......................        150.27%        247.03%      160.36%      245.18%      288.41%      219.99%

Portfolio turnover rate excluding mortgage
 dollar rolls d ...............................         37.55%         38.75%       36.26%       50.14%      125.17%       87.47%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding for years ended September 30, 2002, through September 30, 2004.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     See Note 1(f) regarding mortgage dollar rolls.

e     Amount rounds to less than $0.001 per share.

f     Annualized.

g     Benefit of expense reduction rounds to less than 0.01%.


10 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 119.3%
  MORTGAGE-BACKED SECURITIES 82.0%
b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.0%
  FHLMC, 5.536%, 10/01/18 .......................................................             220,731        $   221,092
  FHLMC, 5.986%, 10/01/36 .......................................................           3,246,497          3,293,529
  FHLMC, 6.19%, 7/01/30 .........................................................             582,473            586,733
  FHLMC, 6.337%, 1/01/28 ........................................................             375,721            382,463
  FHLMC, 6.375%, 4/01/17 ........................................................              71,655             72,159
  FHLMC, 6.433%, 4/01/24 ........................................................             362,012            365,063
  FHLMC, 6.746%, 5/01/20 ........................................................             262,192            264,321
  FHLMC, 6.779%, 11/01/16 .......................................................             514,229            517,602
  FHLMC, 6.875%, 4/01/18 ........................................................             106,776            108,634
  FHLMC, 6.914%, 5/01/22 ........................................................              93,763             95,367
  FHLMC, 6.977%, 7/01/22 ........................................................           1,654,068          1,681,478
  FHLMC, 7.031%, 4/01/30 ........................................................           1,883,487          1,897,967
  FHLMC, 7.073%, 11/01/19 .......................................................             207,984            215,383
  FHLMC, 7.115%, 11/01/25 .......................................................             101,970            101,911
  FHLMC, 7.195%, 3/01/19 ........................................................             238,376            242,565
  FHLMC, 7.216%, 1/01/32 ........................................................             188,142            190,134
  FHLMC, 7.263%, 4/01/31 ........................................................              70,241             71,921
  FHLMC, 7.311%, 1/01/31 ........................................................             367,357            371,227
  FHLMC, 7.327%, 7/01/24 ........................................................             196,203            198,054
  FHLMC, 7.336%, 8/01/31 ........................................................              87,987             88,649
  FHLMC, 7.388%, 12/01/30 .......................................................             197,996            202,195
                                                                                                             -----------
                                                                                                              11,168,447
                                                                                                             -----------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 27.2%
  FHLMC 15 Year, 6.50%, 2/01/19 .................................................             499,908            516,666
  FHLMC 15 Year, 8.00%, 4/01/08 .................................................                 956                964
c FHLMC 30 Year, 6.00%, 4/15/37 .................................................           2,400,000          2,418,749
c FHLMC Gold 15 Year, 4.50%, 4/01/20 ............................................           2,800,000          2,709,874
  FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 .................................           3,992,384          3,948,166
  FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 ..................................               3,596              3,643
  FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 ..................................               5,010              5,113
  FHLMC Gold 15 Year, 7.50%, 4/01/10 ............................................               2,043              2,085
  FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 .................................              57,477             58,835
c FHLMC Gold 30 Year, 5.00%, 4/01/33 ............................................          13,188,000         12,742,905
  FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35 .................................           5,563,985          5,384,066
  FHLMC Gold 30 Year, 5.00%, 7/01/35 ............................................           4,248,996          4,110,585
  FHLMC Gold 30 Year, 5.00%, 7/01/35 ............................................           3,784,872          3,661,580
c FHLMC Gold 30 Year, 5.50%, 4/01/33 ............................................          16,500,000         16,324,688
  FHLMC Gold 30 Year, 5.50%, 9/01/33 ............................................             546,591            542,135
  FHLMC Gold 30 Year, 5.50%, 1/01/35 ............................................          12,471,536         12,361,409
  FHLMC Gold 30 Year, 6.00%, 7/01/28 - 10/01/33 .................................             690,793            699,460
  FHLMC Gold 30 Year, 6.00%, 8/01/34 ............................................           3,910,004          3,951,759
  FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32 .................................           1,316,188          1,354,690
  FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 .................................           1,076,428          1,123,056
  FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 ..................................             199,098            210,104
  FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 .................................             475,557            499,396
  FHLMC Gold 30 Year, 9.00%, 9/01/30 ............................................             276,454            300,188


                                                          Semiannual Report | 11

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONTINUED)
  FHLMC Gold 30 Year, 9.25%, 12/01/08 ...........................................              16,724        $    17,057
  FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 .................................           1,325,979          1,440,334
  FHLMC PC 15 Year, 8.50%, 5/01/17 ..............................................           1,170,154          1,238,510
  FHLMC PC 15 Year, 9.25%, 8/01/14 ..............................................               6,990              7,445
  FHLMC PC 15 Year, 9.50%, 12/01/09 - 8/01/19 ...................................             187,025            197,135
  FHLMC PC 30 Year, 8.50%, 2/01/17 ..............................................              14,725             15,669
  FHLMC PC 30 Year, 9.00%, 7/01/08 - 6/01/16 ....................................               3,223              3,388
                                                                                                             -----------
                                                                                                              75,849,654
                                                                                                             -----------
b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 5.6%
  FNMA, 5.444%, 10/01/19 ........................................................             414,046            418,031
  FNMA, 5.617%, 6/01/17 .........................................................             147,741            148,296
  FNMA, 5.646%, 1/01/18 .........................................................           2,887,584          2,919,855
  FNMA, 5.827%, 5/01/21 .........................................................             384,624            389,965
  FNMA, 5.995%, 5/01/30 .........................................................             198,158            203,695
  FNMA, 6.293%, 7/01/17 .........................................................             239,077            238,260
  FNMA, 6.302%, 8/01/26 .........................................................             226,697            230,030
  FNMA, 6.329%, 7/01/31 .........................................................           1,201,733          1,218,970
  FNMA, 6.337%, 12/01/24 ........................................................             125,398            127,667
  FNMA, 6.443%, 4/01/18 .........................................................             209,476            212,972
  FNMA, 6.491%, 7/01/14 .........................................................             457,335            458,516
  FNMA, 6.70%, 4/01/31 ..........................................................             101,332            102,742
  FNMA, 6.704%, 1/01/17 .........................................................             848,591            862,656
  FNMA, 6.823%, 12/01/31 ........................................................              76,166             77,074
  FNMA, 6.873%, 4/01/21 .........................................................              56,815             56,734
  FNMA, 6.895%, 7/01/27 .........................................................             146,829            148,834
  FNMA, 7.005%, 7/01/31 .........................................................              33,962             34,336
  FNMA, 7.008%, 4/01/33 .........................................................           1,465,153          1,500,912
  FNMA, 7.045%, 6/01/25 .........................................................             120,903            121,399
  FNMA, 7.046%, 11/01/31 ........................................................             677,625            686,204
  FNMA, 7.05%, 8/01/32 ..........................................................              39,814             40,135
  FNMA, 7.079%, 4/01/18 .........................................................              42,565             42,934
  FNMA, 7.09%, 5/01/31 ..........................................................              29,803             30,216
  FNMA, 7.105%, 7/01/19 .........................................................           1,823,740          1,836,360
  FNMA, 7.107%, 2/01/32 .........................................................             264,895            264,255
  FNMA, 7.125%, 11/01/28 ........................................................             140,603            142,136
  FNMA, 7.15%, 6/01/31 ..........................................................             400,375            399,328
  FNMA, 7.173%, 12/01/22 ........................................................             256,025            257,429
  FNMA, 7.189%, 9/01/32 .........................................................             450,081            459,507
  FNMA, 7.212%, 4/01/27 .........................................................             270,665            272,183
  FNMA, 7.221%, 8/01/29 .........................................................              97,057             98,794
  FNMA, 7.231%, 7/01/25 .........................................................             140,197            140,281
  FNMA, 7.25%, 9/01/18 ..........................................................              55,862             55,842
  FNMA, 7.259%, 8/01/27 .........................................................             168,618            169,717
  FNMA, 7.26%, 8/01/30 ..........................................................              91,109             91,773
  FNMA, 7.292%, 5/01/27 .........................................................             250,950            252,439
  FNMA, 7.369%, 10/01/32 ........................................................             272,880            270,665


12 | Semiannual Report

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 7.435%, 7/01/26 .........................................................              76,098       $     76,042
  FNMA, 7.485%, 10/01/24 ........................................................             411,276            417,516
  FNMA, 7.655%, 10/01/29 ........................................................              29,707             29,364
                                                                                                            ------------
                                                                                                              15,504,064
                                                                                                            ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 42.4%
  FNMA 7 Year, 9.00%, 11/01/11 ..................................................             159,710            166,632
  FNMA 15 Year, 5.00 %, 6/01/18 - 4/01/20 .......................................           5,655,622          5,583,885
  FNMA 15 Year, 5.00 %, 7/01/18 .................................................           4,482,699          4,434,538
  FNMA 15 Year, 5.50 %, 5/01/14 - 2/01/18 .......................................           4,339,169          4,362,014
  FNMA 15 Year, 6.50 %, 9/01/08 - 10/01/16 ......................................             399,239            409,201
  FNMA 15 Year, 7.00 %, 11/01/11 ................................................               1,136              1,172
  FNMA 15 Year, 7.50 %, 7/01/09 - 7/01/12 .......................................              29,872             30,717
  FNMA 15 Year, 10.00%, 8/01/15 .................................................              38,599             42,488
c FNMA 30 Year, 5.00 %, 4/01/33 .................................................          14,100,000         13,619,726
  FNMA 30 Year, 5.00 %, 4/01/34 .................................................           1,402,964          1,357,916
  FNMA 30 Year, 5.50 %, 9/01/33 - 11/01/35 ......................................          10,453,990         10,366,542
  FNMA 30 Year, 5.50 %, 11/01/34 ................................................          17,492,072         17,338,597
c FNMA 30 Year, 5.50 %, 4/01/35 .................................................           8,100,000          8,013,938
  FNMA 30 Year, 6.00 %, 12/01/23 - 12/01/35 .....................................          12,885,917         13,017,113
c FNMA 30 Year, 6.00 %, 4/01/29 .................................................          19,100,000         19,237,291
  FNMA 30 Year, 6.00 %, 10/01/34 ................................................           6,283,463          6,346,795
c FNMA 30 Year, 6.50 %, 12/01/27 - 4/15/36 ......................................          10,108,910         10,386,813
  FNMA 30 Year, 7.50 %, 8/01/25 - 5/01/32 .......................................             551,862            577,737
  FNMA 30 Year, 8.00 %, 1/01/25 - 7/01/31 .......................................              73,188             77,340
  FNMA 30 Year, 8.50 %, 11/01/26 - 11/01/28 .....................................           1,228,820          1,320,253
  FNMA 30 Year, 9.00 %, 8/01/09 - 9/01/26 .......................................             321,847            336,253
  FNMA 30 Year, 9.25 %, 10/01/09 ................................................               5,067              5,169
  FNMA 30 Year, 9.50 %, 11/01/15 - 4/01/30 ......................................             436,926            471,451
  FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21 .......................................             363,647            401,917
  FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 .......................................              32,566             35,511
  FNMA 30 Year, 11.00%, 10/01/15 ................................................              16,914             18,454
  FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 .......................................               4,210              4,667
  FNMA 30 Year, 12.50%, 12/01/13 ................................................                 993              1,106
                                                                                                            ------------
                                                                                                             117,965,236
                                                                                                            ------------
b GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.1%
  GNMA, 5.75%, 7/20/27 ..........................................................             290,211            293,434
  GNMA, 6.125%, 11/20/25 ........................................................              98,884            100,190
                                                                                                            ------------
                                                                                                                 393,624
                                                                                                            ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.7%
  GNMA I SF 15 Year, 7.00%, 4/15/14 .............................................              66,234             68,436
  GNMA I SF 15 Year, 8.00%, 9/15/15 .............................................              32,354             34,181
  GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ...................................             739,273            760,381
  GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32 ...................................             810,604            844,695
  GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 .................................             122,803            128,251


                                                          Semiannual Report | 13

Franklin Strategic Mortgage Portfolio

-------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT a        VALUE
-------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
    GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 .................................            428,782         $    453,934
    GNMA I SF 30 Year, 8.25%, 4/15/08 - 5/15/21 .................................            281,558              299,357
    GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 .................................            500,085              536,670
    GNMA I SF 30 Year, 9.00%, 8/15/08 - 8/15/28 .................................            145,812              153,254
    GNMA I SF 30 Year, 9.50%, 10/15/09 - 1/15/10 ................................            100,165              104,175
    GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 ...............................             10,074               11,197
    GNMA I SF 30 Year, 10.50%, 1/15/16 ..........................................              1,120                1,246
    GNMA II SF 30 Year, 6.00%, 6/20/34 ..........................................          1,493,837            1,512,936
    GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 ................................          1,387,501            1,424,232
    GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 ...............................            755,807              785,751
    GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 ................................            248,695              261,595
    GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 ................................             84,113               89,110
    GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 ...............................              9,115                9,814
    GNMA II SF 30 Year, 10.50%, 6/20/20 .........................................                 28                   31
                                                                                                             ------------
                                                                                                                7,479,246
                                                                                                             ------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $231,004,069) ........................                             228,360,271
                                                                                                             ------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 37.3%
    FINANCE 37.3%
  b Ace Securities Corp., 2005-HE5, A2A, 5.44%, 8/25/35 .........................            237,970              238,136
  b AFC Home Equity Loan Trust, 1997-4, 2A2, 5.96%, 12/22/27 ....................            645,181              645,744
b,d Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 4.63%, 7/25/23 (Canada)          2,319,787 CAD        1,989,722
    Bear Stearns Commercial Mortgage Securities Inc.,
     b 2005-PW10, A4, 5.405%, 12/11/40 ..........................................          3,000,000            3,016,596
     d sub. bond, 2007-PW15, B, 144A, 5.444%, 2/11/44 ...........................          6,250,000            6,208,984
    CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 .......          2,250,000            2,165,034
    Citigroup/Deutsche Bank Commercial Mortgage Trust,
     b 2006-CD3, A5, 5.617%, 10/15/48 ...........................................          7,000,000            7,158,025
       2007-CD4, C, 5.476%, 12/11/49 ............................................          6,500,000            6,473,594
  b Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.18%, 12/25/29 ...........            155,516              155,171
    Countrywide Asset-Backed Certificates,
       2004-7, AF4, 4.774%, 8/25/32 .............................................          2,862,000            2,846,815
     b 2006-11, 1AF1, 5.44%, 9/25/46 ............................................          1,392,092            1,392,959
  b First Franklin Mortgage Loan Asset-Backed Certificates,
       2004-FF3, B3, 8.921%, 5/25/34 ............................................            699,375              600,592
       2004-FF11, 1A2, 5.67%, 1/25/35 ...........................................          1,085,916            1,087,138
       2005-FF8, A2B, 5.50%, 9/25/35 ............................................          5,600,000            5,604,649
       2005-FF10, A2, 5.42%, 11/25/35 ...........................................            479,060              479,406
       2005-FF11, A2A, 5.42%, 11/25/35 ..........................................          1,157,779            1,158,651
       2006-FF12, A2, 5.36%, 9/25/36 ............................................          2,477,322            2,478,515
  b FHLMC, 2942, TF, 5.67%, 3/15/35 .............................................          1,766,957            1,769,024


14 | Semiannual Report

Franklin Strategic Mortgage Portfolio
STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT a        VALUE
-------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
    FNMA,
      b 2007-1, NF, 5.57%, 2/25/37 ..............................................           1,289,141        $  1,290,923
        G93-33, K, 7.00%, 9/25/23 ...............................................           2,379,376           2,482,883
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38 ..........           1,262,683           1,240,717
    Greenwich Capital Commercial Funding Corp.,
        2004-GG1, A7, 5.317%, 6/10/36 ...........................................           5,000,000           5,019,401
        2007-GG9, C, 5.554%, 3/10/39 ............................................           3,500,000           3,516,007
  b GSAMP Trust, 2006-S4, A1, 5.41%, 5/25/36 ....................................           1,712,253           1,713,386
  b Ixis Real Estate Capital Trust, 2006-HE1, A1, 5.41%, 3/25/36 ................           1,439,823           1,440,786
    JPMorgan Chase Commercial Mortgage Securities Corp.,
      b 2004-CB9, A4, 5.377%, 6/12/41 ...........................................           3,779,632           3,837,799
        2004-LN2, A2, 5.115%, 7/15/41 ...........................................             557,685             551,282
  b Master Asset-Backed Securities Trust,
        2005-WMC1, A4, 5.51%, 3/25/35 ...........................................           2,181,001           2,182,766
        2006-AB1, A1, 5.46%, 2/25/36 ............................................           3,817,606           3,820,355
  b Merrill Lynch Mortgage Investors Trust, 2006-RM2, A1B, 5.555%, 5/25/37 ......           6,715,497           6,716,488
  b Morgan Stanley Capital I, 2004-IQ7, A4, 5.431%, 6/15/38 .....................           6,000,000           6,068,398
  b Nomura Home Equity Loan Inc., 2006-HE1, A1, 5.40%, 2/25/36 ..................             557,060             557,508
  b Novastar Home Equity Loan, 2005-2, A2B, 5.47%, 10/25/35 .....................           1,916,372           1,917,861
  b Ownit Mortgage Loan Asset-Backed Certificates,
        2005-2, A2B, 5.52%, 3/25/36 .............................................           1,106,116           1,107,135
        2006-6, A2B, 5.43%, 9/25/37 .............................................           2,000,000           2,000,032
    Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32 ..........           1,620,303           1,598,063
    Residential Funding Mortgage Securities II,
        2004-HI2, A4, 5.24%, 9/25/18 ............................................           3,833,206           3,815,087
      b 2006-HI1, A1, 5.43%, 2/25/36 ............................................             832,944             833,575
  b Securitized Asset-Backed Receivables LLC, 2006-FR1, A2A, 5.39%, 11/25/35 ....             406,527             406,847
  b Specialty Underwriting and Residential Finance, 2006-BC2, A2A, 5.38%, 2/25/37           1,658,834           1,660,013
  b Structured Asset Investment Loan Trust,
        2004-1, M5, 8.32%, 2/25/34 ..............................................           2,305,195           2,117,794
        2005-5, A7, 5.53%, 6/25/35 ..............................................             642,964             643,642
        2005-8, A1, 5.44%, 10/25/35 .............................................             490,598             490,952
b,d Structured Asset Securities Corp., 2005-SC1, 1A1, 144A, 5.59%, 5/25/31 ......           1,111,900           1,114,053
  b Travelers Mortgage Services Inc., 1998-5A, A, 7.0169%, 12/25/18 .............             192,697             192,663
    Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 ...................             100,000             103,598
                                                                                                             ------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
    (COST $104,859,634) .........................................................                             103,908,769
                                                                                                             ------------
    TOTAL LONG TERM INVESTMENTS (COST $335,863,703) .............................                             332,269,040
                                                                                                             ------------
    SHORT TERM INVESTMENTS 3.3%
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $148,865) 0.1%
e,f U.S. Treasury Bill, 5/24/07 .................................................             150,000             148,939
                                                                                                             ------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $336,012,568) ..............                             332,417,979
                                                                                                             ------------


                                                          Semiannual Report | 15

Franklin Strategic Mortgage Portfolio

-------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MONEY MARKET FUND (COST $8,979,575) 3.2%
  g Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ............         8,979,575     $   8,979,575
                                                                                                            -------------
    TOTAL INVESTMENTS (COST $344,992,143) 122.6% ....................................                         341,397,554
    OTHER ASSETS, LESS LIABILITIES (22.6)% ..........................................                         (62,818,942)
                                                                                                            -------------
    NET ASSETS 100.0% ...............................................................                       $ 278,578,612
                                                                                                            =============

CURRENCY ABBREVIATIONS
CAD -  Canadian Dollar

SELECTED PORTFOLIO ABBREVIATIONS
PC  -  Participation Certificate
SF  -  Single Family

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c     See Note 1(c) regarding securities purchased on a to-be-announced basis.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2007, the aggregate value of these securities was $9,312,759, representing 3.34% of net assets.

e     The security is traded on a discount basis with no stated coupon rate.

f     On deposit with broker for initial margin on futures contracts (Note
      1(d)).

g See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Strategic Mortgage Portfolio

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2007 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .......................................   $ 336,012,568
  Cost - Sweep Money Fund (Note 7) ..................................       8,979,575
                                                                        -------------
  Total cost of investments .........................................   $ 344,992,143
                                                                        =============
  Value - Unaffiliated issuers ......................................   $ 332,417,979
  Value - Sweep Money Fund (Note 7) .................................       8,979,575
                                                                        -------------
  Total value of investments ........................................     341,397,554
 Cash ...............................................................         385,550
 Foreign currency at value (cost $12,823) ...........................          13,619
 Receivables:
  Investment securities sold ........................................      14,736,429
  Capital shares sold ...............................................         107,523
  Interest ..........................................................       1,154,008
  Variation margin ..................................................           4,969
                                                                        -------------
        Total assets ................................................     357,799,652
                                                                        -------------
Liabilities:
 Payables:
  Investment securities purchased ...................................      78,216,806
  Capital shares redeemed ...........................................         519,515
  Affiliates ........................................................         104,601
  Distributions to shareholders .....................................         260,250
 Accrued expenses and other liabilities .............................         119,868
                                                                        -------------
        Total liabilities ...........................................      79,221,040
                                                                        -------------
          Net assets, at value ......................................   $ 278,578,612
                                                                        =============
Net assets consist of:
 Paid-in capital ....................................................   $ 299,703,516
 Distribution in excess of net investment income ....................        (515,877)
 Net unrealized appreciation (depreciation) .........................      (3,639,990)
 Accumulated net realized gain (loss) ...............................     (16,969,037)
                                                                        -------------
          Net assets, at value ......................................   $ 278,578,612
                                                                        =============
Shares outstanding ..................................................      28,952,780
                                                                        =============
Net asset value per share a .........................................   $        9.62
                                                                        =============
Maximum offering price per share (net asset value per share / 95.75%)   $       10.05
                                                                        =============


a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Strategic Mortgage Portfolio

STATEMENT OF OPERATIONS
for the six months ended March 31, 2007 (unaudited)

Investment income:
 Dividends from Sweep Money Fund (Note 7) ...............................   $     288,902
 Interest ...............................................................       7,476,343
                                                                            -------------
        Total investment income .........................................       7,765,245
                                                                            -------------
Expenses:
 Management fees (Note 3a) ..............................................         543,122
 Transfer agent fees (Note 3d) ..........................................         198,258
 Custodian fees (Note 4) ................................................           3,033
 Reports to shareholders ................................................          25,859
 Registration and filing fees ...........................................          18,180
 Professional fees ......................................................          11,454
 Trustees' fees and expenses ............................................          10,581
 Other ..................................................................           9,356
                                                                            -------------
        Total expenses ..................................................         819,843
        Expense reductions (Note 4) .....................................            (329)
                                                                            -------------
          Net expenses ..................................................         819,514
                                                                            -------------
           Net investment income ........................................       6,945,731
                                                                            -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................         457,161
  Foreign currency transactions .........................................          (2,402)
  Financial futures contracts ...........................................          19,522
                                                                            -------------
           Net realized gain (loss) .....................................         474,281
                                                                            -------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................         838,244
  Translation of assets and liabilities denominated in foreign currencies          (1,199)
                                                                            -------------
           Net change in unrealized appreciation (depreciation) .........         837,045
                                                                            -------------
Net realized and unrealized gain (loss) .................................       1,311,326
                                                                            -------------
Net increase (decrease) in net assets resulting from operations .........   $   8,257,057
                                                                            =============


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Strategic Mortgage Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          ----------------------------------------
                                                                                           SIX MONTHS ENDED
                                                                                            MARCH 31, 2007         YEAR ENDED
                                                                                             (UNAUDITED)       SEPTEMBER 30, 2006
                                                                                          ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................    $   6,945,731        $ 14,376,702
  Net realized gain (loss) from investments, foreign currency transactions, and financial
    futures contracts ...................................................................          474,281          (2,357,735)
  Net change in unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities denominated in foreign currencies ............................          837,045          (1,197,977)
                                                                                             ---------------------------------
        Net increase (decrease) in net assets resulting from operations .................        8,257,057          10,820,990
 Distributions to shareholders from net investment income ...............................       (7,274,634)        (16,436,788)
 Capital share transactions (Note 2) ....................................................      (10,268,712)        (74,284,316)
 Redemption fees ........................................................................              179               6,040
                                                                                             ---------------------------------
        Net increase (decrease) in net assets ...........................................       (9,286,110)        (79,894,074)
Net assets:
 Beginning of period ....................................................................      287,864,722         367,758,796
                                                                                             ---------------------------------
 End of period ..........................................................................    $ 278,578,612        $287,864,722
                                                                                             =================================
Distributions in excess of net investment income included in net assets:
 End of period ..........................................................................    $    (515,877)       $   (186,974)
                                                                                             =================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin Strategic Mortgage Portfolio

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (the Fund).

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


20 | Semiannual Report

Franklin Strategic Mortgage Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A TBA BASIS

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FUTURES CONTRACTS

The Fund may purchase financial futures contracts to gain exposure to market changes. A financial futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Required initial margin deposits of cash or securities are maintained by the Fund's custodian in segregated accounts as disclosed in the Statement of Investments. Subsequent payments, known as variation margin, are made or received by the fund depending on the fluctuations in the value of the underlying securities. Such variation margin is accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are reclassified to realized. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


                                                          Semiannual Report | 21

Franklin Strategic Mortgage Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FUTURES CONTRACTS (CONTINUED)

The risks of these contracts include the possibility there may be an illiquid secondary market and/or a change in the value of the contract may not correlate with the changes in the value of the underlying securities.

E. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

F. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the fund. The risks of mortgage dollar roll transactions include the potential inability of the counter-party to fulfill its obligations.

G. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are


22 | Semiannual Report

Franklin Strategic Mortgage Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

K. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:


                               -----------------------------------------------------------
                                     SIX MONTHS ENDED                  YEAR ENDED
                                      MARCH 31, 2007               SEPTEMBER 30, 2006
                               -----------------------------------------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT
                               -----------------------------------------------------------
Shares sold .................    1,806,354    $ 17,357,214      3,601,439    $  34,449,038
Shares issued in reinvestment
 of distributions ...........      627,484       6,032,956      1,441,749       13,769,644
Shares redeemed .............   (3,502,908)    (33,658,882)   (12,807,953)    (122,502,998)
                               -----------------------------------------------------------
Net increase (decrease) .....   (1,069,070)   $(10,268,712)    (7,764,765)   $ (74,284,316)
                               ===========================================================


                                                          Semiannual Report | 23

Franklin Strategic Mortgage Portfolio

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------
 SUBSIDIARY                                                       AFFILIATION
----------------------------------------------------------------------------------------
 Franklin Advisers, Inc. (Advisers)                               Investment manager
 Franklin Templeton Services, LLC (FT Services)                   Administrative manager
 Franklin Templeton Distributors, Inc. (Distributors)             Principal underwriter
 Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

----------------------------------------------------------------------------
 ANNUALIZED FEE RATE     NET ASSETS
----------------------------------------------------------------------------
         0.40%           First $250 million
         0.38%           Over $250 million, up to and including $500 million
         0.36%           In excess of $500 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers ......................................................  $12,579
Contingent deferred sales charges retained ...........................  $    45

D. TRANSFER AGENT FEES

For the period ended March 31, 2007, the Fund paid transfer agent fees of $198,258, of which $86,607 was retained by Investor Services.

E. OTHER AFFILIATED TRANSACTIONS

At March 31, 2007, Advisers owned 21.71% of the Fund's outstanding shares.


24 | Semiannual Report

Franklin Strategic Mortgage Portfolio

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At September 30, 2006, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
 2012  ..........................................................   $ 6,223,578
 2013  ..........................................................     4,584,050
 2014  ..........................................................     2,817,022
                                                                    -----------
                                                                    $13,624,650
                                                                    ===========

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2006, the Fund deferred realized capital losses and realized currency losses of $3,842,823 and $2,409, respectively.

At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:


Cost of Investments ...........................................   $ 345,196,753
                                                                  =============
Unrealized appreciation .......................................   $     197,706
Unrealized depreciation .......................................      (3,996,905)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $  (3,799,199)
                                                                  =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, mortgage dollar roll transactions, and paydown losses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar roll transactions, financial futures transactions, and paydown losses.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2007, aggregated $507,194,043 and $545,048,367, respectively.


                                                          Semiannual Report | 25

Franklin Strategic Mortgage Portfolio

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FINANCIAL FUTURES CONTRACTS

At March 31, 2007, the Fund had the following financial futures contracts outstanding:

--------------------------------------------------------------------------------------------------------
                                                  NUMBER OF                     CONTRACT    UNREALIZED
CONTRACTS TO BUY                                  CONTRACTS   DELIVERY DATES   FACE VALUE   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
U.S. Treasury  20 Year Bond ...................       50         6/01/07       $ 5,000,000  $   (44,922)

--------------------------------------------------------------------------------------------------------
                                                  NUMBER OF                     CONTRACT    UNREALIZED
CONTRACTS TO SELL                                 CONTRACTS   DELIVERY DATES   FACE VALUE   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
U.S. Treasury  2 Year Note ....................       50         6/01/07       $10,000,000  $   (21,328)
U.S. Treasury  5 Year Note ....................       10         6/01/07       $ 1,000,000  $    (5,000)
U.S. Treasury  10 Year Note ...................      141         6/01/07       $14,100,000  $    27,047

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.


26 | Semiannual Report

Franklin Strategic Mortgage Portfolio

9. REGULATORY MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semiannual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 27

Franklin Strategic Mortgage Portfolio

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 27, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange


28 | Semiannual Report

Franklin Strategic Mortgage Portfolio

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of a portfolio manager's bonus was required to be invested in a pre-designated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of the individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed its investment performance during 2006, as well as during the previous ten years ended December 31, 2006, in comparison to a performance universe consisting of all retail and institutional U.S. mortgage funds as selected by Lipper. The income performance for the Fund during 2006 and in each of the previous ten years as shown in the Lipper report was in the highest quintile of its Lipper performance universe, and its total return was in the upper half of such universe in 2006 and in the highest or second-highest quintile during each of the previous three-, five- and ten-year periods on an annualized basis. The Board expressed its satisfaction with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparison of the management fees and total expense ratios of the Fund with those of a group of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the contractual investment management fee charged the Fund in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper


                                                          Semiannual Report | 29

Franklin Strategic Mortgage Portfolio

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The Lipper expense comparisons showed that the contractual investment management fee rate for the Fund, as well as its actual total expenses, were in the least expensive quintile of its Lipper expense group. The Board was satisfied with the contractual investment management fee and total expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that while being continuously refined and reflecting changes in the Manager's own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.


30 | Semiannual Report

Franklin Strategic Mortgage Portfolio

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's management agreement provides an initial fee of 0.40% on the first $250 million of assets; 0.38% on the next $250 million of assets; and 0.36% on assets in excess of $500 million. The Fund had assets of approximately $285 million at the end of 2006 and the Board believes to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 31

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free IncomeFund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                   Michigan 7
Arizona                   Minnesota 7
California 8              Missouri
Colorado                  New Jersey
Connecticut               New York 8
Florida 8                 North Carolina
Georgia                   Ohio 7
Kentucky                  Oregon
Louisiana                 Pennsylvania
Maryland                  Tennessee
Massachusetts 7           Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


01/07                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906


o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDERLETTER

FRANKLIN STRATEGIC
MORTGAGE PORTFOLIO

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

157 S2007 05/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007


By /S/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 24, 2007